Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 19, 2020
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value		$ 0.0001
Preference shares, par value (in Dollars per share)	$ 0.0001	0.0001
Common Class A [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001	0.0001
Class B Common Stock
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001